Loans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jun. 23, 2017
Disclosure of detailed information about borrowings [line items]
Stage 2 performing loans measured at stage 1 would be lower than total recognized IFRS 9 ECL	$ 305	$ 273
Interest recognized on impaired loan	40	23
Interest recognized on loans before impaired	58	59
Canada [member]
Disclosure of detailed information about borrowings [line items]
Interest income	46	27
Interest recognized on loans before impaired	43	41
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Interest income	53	54
Interest recognized on loans before impaired	15	18
Current [member]
Disclosure of detailed information about borrowings [line items]
Interest income	99	81
Modified Loans [member] | Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 2, amortized cost	223	133
Modified Loans [member] | Stage 3 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 3, amortized cost	123	119
Modified Loans [member] | Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1	15	42
Financial instruments purchased or originated credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Purchased credit-impaired loans resulting from the acquisition	8	20	$ 134
Fair value of purchased credit-impaired loans resulting from the acquisition	6	14	$ 105
Downside case [member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 63	45
Probability weighting percentage	100.00%
Base Scenario [member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 254	$ 241
Probability weighting percentage	100.00%